Schedule of Cash Flows from the Discontinued Operation (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jul. 15, 2014	Dec. 31, 2014
CASH PROVIDED BY (USED IN) Operating activities:
Net loss for the year		$ (1,162,625)
Adjustments required to reconcile net loss with net cash used in operating activities
Depreciation		46,981
Loss from discontinued operation		12,621
Share-based Compensation		64,171
Changes in non-cash working capital balances
Prepaids and advances		51,677
Due from related parties		25,230
Accounts payable		(329,490)
Cash used in operating activities		(1,460,121)
Financing activities
Cash provided by (used in) financing activities		921,292
Proceeds from sale of discontinued operation		800,000
Cash provided by investing activities		808,369
Net (decrease) increase in cash		269,540
Cash		(5,657)
Cash, end of the year		294,592
Discontinued Operations [Member]
CASH PROVIDED BY (USED IN) Operating activities:
Net loss for the year	$ (107,956)
Adjustments required to reconcile net loss with net cash used in operating activities
Impairment of mineral properties	0
Depreciation	7,312
Gain on sale of capital assets	0
Loss from discontinued operation	12,621
Share-based Compensation	3,196
Changes in non-cash working capital balances
Prepaids and advances	2,980
Due from related parties	0
Accounts payable	(213,461)
Cash used in operating activities	(295,308)
Financing activities
(Repayment to)/advance from parent	(501,834)
Cash provided by (used in) financing activities	(501,834)
Proceeds from disposal of capital assets	0
Proceeds from sale of discontinued operation	800,000
Cash provided by investing activities	800,000
Net (decrease) increase in cash	2,858
Cash, beginning of the year	2,799	$ 2,799
Cash	(5,657)
Cash, end of the year	$ 0